COMPANY'S OPERATIONS - Effects arising from COVID 19 (Details) - Covid 19 R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) item m³
COMPANY'S OPERATIONS
Number of respirators acquired for donation			159
Number of hospital masks acquired for donation			1,000,000
Disbursement to support production of respirators | R$			R$ 9,584
Duration of payroll maintenance of service providers	90 days
Percentage of payroll of service providers maintained	100.00%
Aggregate disbursements made for social actions | R$		R$ 25,285	48,590
State of Maranhao
COMPANY'S OPERATIONS
Donations, Imperatriz Temporary Hospital | R$			R$ 2,798
Number of cubic meters of oxygen provided | m³			85,782
State of Amazonas
COMPANY'S OPERATIONS
Number of cubic meters of oxygen provided | m³			280,000
State of Espirito Santo
COMPANY'S OPERATIONS
Number of cubic meters of oxygen provided | m³			1,300
Rural and Territorial Development Program
COMPANY'S OPERATIONS
Number of communities supported			38
Number of states supported			5
Number of masks to be provided			125,000